Investments in associated undertakings	12 Months Ended
Dec. 31, 2024
Investments in associated undertakings
Investments in associated undertakings

B6. Investments in associated undertakings

	2024	2023
	£m	£m
Interest in Nippon Calmic Limited	25	31
Interest in individually immaterial associated undertakings	12	13
At 31 December	37	44

Nippon Calmic Limited

Nippon Calmic Limited is an associated undertaking in Japan which provides hygiene services, in which the Group has a 49% interest.

The associate is unlisted and the investment value is shown below.

	2024	2023
	£m	£m
At 1 January	31	32
Exchange differences	(2)	(4)
Share of profit[1]	6	7
Dividends received	(10)	(4)
At 31 December	25	31
1.	Share of profit is net of tax of £3m (2023: £4m).

	Assets	Liabilities	Revenue	Profit	Assets	Liabilities	Revenue	Profit
	2024	2024	2024	2024	2023	2023	2023	2023
	£m	£m	£m	£m	£m	£m	£m	£m
Nippon Calmic Ltd (49%)	58	(32)	52	6	60	(28)	54	7

Individually immaterial associates

In addition to the interest in associates disclosed above, the Group also has interests in a number of individually immaterial associates that are accounted for using the equity method.

	2024	2023
	£m	£m
At 1 January	13	31
Exchange differences	(1)	(1)
Disposals	—	(19)
Share of profit	1	2
Dividends received	(1)	—
At 31 December	12	13

There was no unrecognised share of losses related to associates (2023: £nil).